Off balance sheet commitments - Additional Information (Details) € in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Dec. 21, 2021 USD ($)	Nov. 18, 2021 USD ($)	Aug. 10, 2020 USD ($)	Feb. 27, 2017 EUR (€)	Jan. 31, 2021 USD ($)	Dec. 31, 2016 target	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 03, 2021 EUR (€)	Jul. 06, 2021 USD ($)	Apr. 09, 2021 USD ($)	Apr. 08, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Feb. 28, 2014
Provisions and other non-current liabilities [Line Items]
Total credit facilities | €								€ 8,000						€ 8,000	€ 8,000
Commitments received in respect of disposals proceeds receivable and contingent consideration on divestments							$ 800						$ 600
World Health Organization
Provisions and other non-current liabilities [Line Items]
Percentage of pandemic vaccines agreed to transfer																7.50%
Percentage of pandemic vaccines agreed to reserve																7.50%
Joint ventures
Provisions and other non-current liabilities [Line Items]
Percentage of future development expense funded by other party				5000.00%
Biond Biologics
Provisions and other non-current liabilities [Line Items]
Upfront payment					$ 125
Commitments related to milestone payments for projects under collaboration agreements					$ 1,000
Kymab
Provisions and other non-current liabilities [Line Items]
Commitments related to milestone payments for projects under collaboration agreements												$ 350
Tidal Therapeutics
Provisions and other non-current liabilities [Line Items]
Commitments related to milestone payments for projects under collaboration agreements											$ 310
Eureka Therapeutics and Memorial Sloan Kettering Cancer Center
Provisions and other non-current liabilities [Line Items]
Commitments related to milestone payments for projects under collaboration agreements										$ 1,000
Owkin
Provisions and other non-current liabilities [Line Items]
Upfront payment		$ 90
Upfront payments, period		3 years
Origimm
Provisions and other non-current liabilities [Line Items]
Commitments related to milestone payments for projects under collaboration agreements | €									€ 95
Kymera
Provisions and other non-current liabilities [Line Items]
Upfront payment			$ 150
Commitments related to milestone payments for projects under collaboration agreements			$ 2,200
Dice Molecules
Provisions and other non-current liabilities [Line Items]
Collaboration period						5 years
Targets that encompass all diseases areas | target						12
Lonza | Joint ventures
Provisions and other non-current liabilities [Line Items]
Investments in joint ventures | €				€ 300
Percentage of future development expense funded by company				50.00%
Amounts payable partners in collaboration agreements | €				€ 700
Share of operating expenses and cost of production to joint partner payable period				15 years
Amunix Pharmaceuticals, Inc
Provisions and other non-current liabilities [Line Items]
Upfront payment	$ 1,000
Commitments related to milestone payments for projects under collaboration agreements	$ 225